Accounts Receivable, Net	12 Months Ended
Jun. 30, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

As of June 30, 2020 and 2021, accounts receivable consisted of the following:

	As of June 30,
	2020	2021
Accounts receivable - gross	$15,156,143	$26,101,025
Allowance for doubtful accounts	(345,997)	(563,789)
Accounts receivable, net	$14,810,146	$25,537,236

The Company recorded bad debt expenses of $324,345 and $180,408 for the years ended June 30, 2020 and 2021, respectively.